Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2020	2019	2018
Base salary and incentives	20	22	21
Post-employment benefits	3	2	2
Share-based payments (1)	32	43	31
Total key management personnel compensation	55	67	54

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2020	2019	2020	2019
Carrying amount	412	343	573	501
Share of net income	99	99	62	52

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2020	2019
Loans	155	169
Deposits	115	106
Fees paid for services received	63	69
Guarantees and commitments	57	76